Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors [Member]
Transactions with Related Parties [Line Items]
Aggregate amount	$ 285	$ 237	$ 218